Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
7 Inventories

The breakdown of inventories, net of provision for losses, is shown below:

	12/31/2022	12/31/2021
Fuels, lubricants and greases	3,782,522	3,038,061
Raw materials	380,993	293,242
Liquified petroleum gas (LPG)	143,516	146,070
Consumable materials and other items for resale	125,239	115,275
Purchase for future delivery (1)	453,817	301,992
Properties for resale	19,996	24,132
	4,906,083	3,918,772

 (1) Refers substantially to ethanol, biodiesel and advances for fuel acquisition

Movements in the provision for losses are as follows:

Balance as of December 31, 2019	40,724
Additions to net realizable value adjustment	2,245
Reversals of obsolescence and other losses	(1,976)
Balance as of December 31, 2020	40,993
Addition to provision for adjustment to realizable value	5,974
Reversal of provision for obsolescence and other losses	(5,184)
Reclassification to assets held for sale	(28,705)
Balance as of December 31, 2021	13,078
Provision for obsolescence and other losses	10,028
Reversal of provision for adjustment to realizable value	(1,180)
Balance as of December 31, 2022	21,926